Goodwill and Other Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
For the years ended December 31, 2013 and 2012, the changes in the book value of goodwill by segment were as follows:

	United States	International	Total
At December 31, 2011	$1,758.0	$114.3	$1,872.3
Currency translation adjustments	—	4.9	4.9
At December 31, 2012	1,758.0	119.2	1,877.2
Currency translation adjustments	—	(5.1)	(5.1)
Dispositions	(6.4)	—	(6.4)
At December 31, 2013	$1,751.6	$114.1	$1,865.7

Schedule of Finite-Lived Intangible Assets
Our identifiable intangible assets consist of the following:

(in millions)	Gross	Accumulated Amortization	Net
As of September 30, 2014:
Permits and leasehold agreements	$876.0	$(681.0)	$195.0
Franchise agreements	442.1	(317.9)	124.2
Other intangible assets	2.1	(1.2)	0.9
Total intangible assets	$1,320.2	$(1,000.1)	$320.1

As of December 31, 2013:
Permits and leasehold agreements	$880.6	$(659.0)	$221.6
Franchise agreements	462.4	(320.7)	141.7
Other intangible assets	2.1	(1.0)	1.1
Total intangible assets	$1,345.1	$(980.7)	$364.4

The Company’s identifiable intangible assets consist of the following:

At December 31, 2013	Gross	Accumulated Amortization	Net
Permits and leasehold agreements	$880.6	$(659.0)	$221.6
Franchise agreements	462.4	(320.7)	141.7
Other intangible assets	2.1	(1.0)	1.1
Total intangible assets	$1,345.1	$(980.7)	$364.4

At December 31, 2012	Gross	Accumulated Amortization	Net
Permits and leasehold agreements	$875.7	$(625.5)	$250.2
Franchise agreements	476.9	(309.0)	167.9
Other intangible assets	15.7	(13.8)	1.9
Total intangible assets	$1,368.3	$(948.3)	$420.0

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
The Company expects its aggregate annual amortization expense for intangible assets, before considering the impact of future direct lease acquisition costs, for each of the years 2014 through 2018, to be as follows:

	2014	2015	2016	2017	2018
Amortization expense	$57.1	$55.2	$50.1	$27.9	$21.0